Share Capital (Details 7) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital Details 3
Basic weighted average number of common shares outstanding	218,473,845	211,483,671	164,670,698
Effect of dilutive securities		1,190,625
Diluted weighted average number of common shares outstanding	218,473,845	212,674,296	164,670,698